OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB	USD
Long-term deposits and deferred expenses	544	-	-
Long-term prepayment for service fee	13,481	13,182	1,806
Other non-current assets	14,025	13,182	1,806
Less: other non-current assets of the discontinued operations	(279)	-	-
Other non-current assets of the continued operations	13,746	13,182	1,806

	As at December 31,
	2022	2023
	RMB	RMB	USD
Long-term deposits and deferred expenses	5,205	544	76
Long-term loan to third parties	5,861	-	-
Long-term prepayment for service fee	8,000	13,481	1,899
Advance payment for decoration and equipment	53,792	-	-
Other non-current assets	72,858	14,025	1,975
Less: other non-current assets of the discontinued operations	-	(279)	(39)
Other non-current assets of the continued operations	72,858	13,746	1,936